Fair Value Measurement - Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets (Detail) - Valuation, Market Approach - Significant Unobservable Inputs (Level 3)	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Lack of Marketability Discount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.30	0.30	0.30
Risk Free Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.005
Risk Free Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		0.003	0.0225
Risk Free Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		0.0229	0.0260
Expected Volatility
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.45
Expected Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		0.42	0.45
Expected Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		0.54	0.5268
Revenue Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	7.92
Revenue Multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		5.09	2.80
Revenue Multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		11.18	18.74
Net Profit Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	16	8.95	21.23